Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of restatement of previously issued balance sheet
	As Previously Reported	Restatement	As Restated
Balance sheet as of November 22, 2019 (audited)
Warrant Liabilities	$—	$6,880,000	$6,880,000
Class A Common Stock Subject to Possible Redemption	93,078,400	(6,880,000)	86,198,400
Class A Common Stock	69	69	138
Additional Paid-in Capital	5,001,471	238,354	5,239,825
Accumulated Deficit	(1,823)	(238,423)	(240,246)
Total Stockholders’ Equity	5,000,005	—	5,000,005

Numbers of Class A common stock subject to redemption	9,307,840	(688,000)	8,619,840
	As Previously Reported	Restatement	As Restated
Balance sheet as of December 31, 2019 (audited)
Warrant Liabilities	$—	$7,240,000	$7,240,000
Class A Common Stock Subject to Possible Redemption	93,082,270	(7,240,000)	85,842,270
Class A Common Stock	69	72	141
Additional Paid-in Capital	4,997,601	598,351	5,595,952
(Accumulated Deficit) Retained Earnings	2,043	(598,423)	(596,380)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Numbers of Class A common stock subject to redemption	9,308,227	(724,000)	8,584,227

Balance sheet as of March 31, 2020 (unaudited)
Warrant Liabilities	$—	$5,850,000	$5,850,000
Class A Common Stock Subject to Possible Redemption	93,121,120	(5,850,000)	87,271,120
Class A Common Stock	69	59	128
Additional Paid-in Capital	4,958,789	(791,636)	4,167,154
Retained Earnings	40,902	791,577	832,479
Total Stockholders’ Equity	5,000,010	—	5,000,010

Numbers of Class A common stock subject to redemption	9,312,112	(585,000)	8,727,112

Balance sheet as of June 30, 2020 (unaudited)
Warrant Liabilities	$—	$9,000,000	$9,000,000
Class A Common Stock Subject to Possible Redemption	92,839,070	(9,000,000)	83,839,070
Class A Common Stock	72	90	162
Additional Paid-in Capital	5,240,836	2,358,333	7,599,169
Accumulated Deficit	(241,157)	(2,358,423)	(2,599,580)
Total Stockholders’ Equity	5,000,001	—	5,000,001

Numbers of Class A common stock subject to redemption	9,283,907	(900,000)	8,383,907

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$10,660,000	$10,660,000
Class A Common Stock Subject to Possible Redemption	92,637,870	(10,660,000)	81,977,870
Class A Common Stock	74	107	181
Additional Paid-in Capital	5,442,034	4,018,316	9,460,350
Accumulated Deficit	(442,348)	(4,018,423)	(4,460,771)
Total Stockholders’ Equity	5,000,010	—	5,000,010

Numbers of Class A common stock subject to redemption	9,263,787	(1,066,000)	8,197,787

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$13,130,000	$13,130,000
Class A Common Stock Subject to Possible Redemption	92,491,560	(13,130,000)	79,361,560
Class A Common Stock	75	131	206
Additional Paid-in Capital	5,588,343	6,488,292	12,076,635
Accumulated Deficit	(588,658)	(6,488,423)	(7,077,081)
Total Stockholders’ Equity	5,000,010	—	5,000,010

Numbers of Class A common stock subject to redemption	9,249,156	(1,313,000)	7,936,156

Schedule of restatement of previously issued statement of operations
	As Previously Reported	Restatement	As Restated
Statement of Operations for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$(360,000)	$(360,000)
Transaction costs allocated to warrant liability	—	(238,423)	(238,423)
Net income (loss)	2,043	(598,423)	(596,380)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.01	—	0.01
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.02)	(0.24)	(0.26)

Statement of Operations for the Three Months Ended March 31, 2020 (unaudited)
Change in fair value of warrant liability	$—	$1,390,000	$1,390,000
Net income	38,859	1,390,000	1,428,859
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.02	0.00	0.02
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.07)	0.56	0.49

Statement of Operations for the Three Months Ended June 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(3,150,000)	$(3,150,000)
Net loss	(282,059)	(3,150,000)	(3,432,059)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.00	—	0.00
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.11)	(1.26)	(1.37)

Statement of Operations for the Six Months Ended June 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(1,760,000)	$(1,760,000)
Net loss	(243,200)	(1,760,000)	(2,003,200)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.02	—	0.02
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.18)	(1.26)	(1.44)

	As Previously Reported	Restatement	As Restated
Statement of Operations for the Three Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(1,660,000)	$(1,660,000)
Net loss	(201,191)	(1,660,000)	(1,861,191)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.00	—	0.00
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.08)	(0.66)	(0.74)

Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(3,420,000)	$(3,420,000)
Net loss	(444,391)	(3,420,000)	(3,864,391)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.02	—	0.02
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.25)	(0.66)	(0.91)

Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(5,890,000)	$(5,890,000)
Net loss	(590,701)	(5,890,000)	(6,480,701)
Weighted average shares outstanding of Class A redeemable common stock	10,000,000	—	10,000,000
Basic and diluted net loss per share, Class A	0.01	—	0.01
Weighted average shares outstanding of Class B non-redeemable common stock	2,500,000	—	2,500,000
Basic and diluted net loss per share, Class B	(0.29)	(2.36)	(2.65)

Statement of Cash Flows for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$360,000	$360,000
Transaction costs allocated to warrant liability	—	238,423	238,423
Net income (loss)	2,043	(598,423)	(596,380)
Initial classification of Class A common stock subject to possible redemption	93,078,400	(6,880,000)	86,198,400
Change in value of Class A common stock subject to possible redemption	3,870	(360,000)	(356,130)

Schedule of restatement of previously issued statement of cash flows
	As Previously Reported	Restatement	As Restated
Statement of Cash Flows for the Three Months Ended March 31, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(1,390,000)	$(1,390,000)
Net income	38,859	1,390,000	1,428,859
Change in value of Class A common stock subject to possible redemption	38,850	1,390,000	1,428,850

Statement of Cash Flows for the Six Months Ended June 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$1,760,000	$1,760,000
Net loss	(243,200)	(1,760,000)	(2,003,200)
Change in value of Class A common stock subject to possible redemption	(243,200)	(1,760,000)	(2,003,200)

Statement of Cash Flows for the Nine Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(3,420,000)	$(3,420,000)
Net loss	(444,391)	(3,420,000)	(3,864,391)
Change in value of Class A common stock subject to possible redemption	(444,400)	(3,420,000)	(3,864,400)

Statement of Cash Flows for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(5,890,000)	$(5,890,000)
Net loss	(590,701)	(5,890,000)	(6,480,701)
Change in value of Class A common stock subject to possible redemption	(590,710)	(5,890,000)	(6,480,710)